PARENT COMPANY INFORMATION - Statement of Financial Position (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash and cash equivalents	$ 30,117,236	$ 28,401,283	$ 22,336,838	$ 22,193,004
Accounts receivable from related parties	147,617	136,551
Non current Assets
Property plant and equipment	8,950,411	6,588,483
Deferred	246,598	341,338
Assets	278,832,589	259,675,153
Long-term liabilities
Outstanding bonds	19,908,991	18,772,405
Deferred tax liabilities	2,871,309	2,160,942
Liabilities	245,484,320	230,120,805
Equity
Shareholders’ equity	33,348,269	29,554,348	25,871,227	24,659,222
Total liabilities and shareholders’ equity	278,832,589	259,675,153
Parent
Current Assets
Cash and cash equivalents	51,299	38,667	$ 35,478	$ 47,280
Trading securities	212	1,543
Accounts receivable from related parties	328,307	267,640
Other assets	442	517
Total current assets	380,260	308,367
Non current Assets
Investments in subsidiaries and associates	22,016,681	19,932,376
Investments in subsidiaries and associates	22,016,277	19,932,376
Property plant and equipment	8,351	2,414
Deferred	331	476
Total non current assets	22,025,363	19,935,266
Assets	22,405,623	20,243,633
Current liabilities
Borrowings at amortized cost	189,297	2,808
Outstanding bonds at amortized cost	107,435	284,758
Accounts payable	468,298	405,372
Other non-financial liabilities	1,214	1,214
Total current liabilities	766,244	694,152
Long-term liabilities
Borrowings at amortized cost	241,141	541,924
Outstanding bonds	1,124,520	824,520
Total non current liabilities	1,365,661	1,366,444
Liabilities	2,131,905	2,060,596
Equity
Shareholders’ equity	20,273,718	18,183,037
Total liabilities and shareholders’ equity	$ 22,405,623	$ 20,243,633